Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 22 - SUBSEQUENT EVENTS: Options and RSUs grants During 2026 until the reporting date, the Company granted employees and consultants an amount of 499,363 RSUs and options.